Supplementary cash flow information	12 Months Ended
Dec. 31, 2018
Supplementary Cash Flow Information [Abstract]
Supplementary cash flow information [text block]

29. Supplementary cash flow information

(a) Change in non-cash working capital:

	Year ended December 31,
	2019	2018
Change in:
Trade and other receivables	$3,252	$16,198
Other financial assets/liabilities	12,540	(17,290)
Inventories	(11,759)	(32)
Prepaid expenses	(3,484)	(38)
Trade and other payables	5,613	(19,608)
Provisions and other liabilities	(2,591)	(1,030)
	$3,572	$(21,800)

The Group has retroactively changed its presentation of changes in taxes payable/receivable in the statements of cash flows to report all changes in taxes payable/receivable within the operating cash flow before changes in non-cash working capital. There is no net impact to cash flows from operating activities. All comparative periods have been revised.

(b) Non-cash transactions:

During the year ended December 31, 2019, the Group entered into the following non-cash investing and financing activities which are not reflected in the consolidated statements of cash flows:

-  Remeasurement of the Group's decommissioning and restoration liabilities for the year ended December 31, 2019 led to a net increase in related property, plant and equipment assets of $89,408 (year ended December 31, 2018 - increase of $8,998) mainly from additional provisions recognized as a result of higher estimates for closure activities of tailings facilities at the Manitoba operations to ensure compliance with higher industry-wide standards for tailings management safety and, to a lesser extent, increased mine activity footprints and the resulting higher disturbance at the Constancia operation.

-  Property, plant and equipment included $22,158 of net additions related to capital additions due to the recognition of ROU assets.

-  The Group, immediately prior to closing the acquisition, agreed to release UCM from repayment obligations under a Rosemont project loan in exchange for an increase in equity in Rosemont.  As a result, the loan receivable balance of $25,978 was written off. The Group recognized the loss on write-off of the loan receivable in the income statement (refer to Note 6d). In addition, in order to recognize previously unfunded contributions to the Rosemont Project due from UCM, the Group recognized an increase to other capital reserves, a component of shareholder's equity.